UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Asset Income and Growth Fund (JRI)
September 30, 2012

Shares	Description (1)				Value
	Common Stocks – 59.4% (42.8% of Total Investments)

	Air Freight & Logistics – 0.7%

1,650,637	Singapore Post Limited				$ 1,472,822
	Construction & Engineering – 1.1%
225,802	Balfour Beatty PLC				1,107,366
26,541	Vinci S.A.				1,130,460
	Total Construction & Engineering				2,237,826
	Electric Utilities – 7.5%
20,546	Companhia de Transmissao de Energia Eletrica Paulista				381,883
45,127	EDP Energias do Brasil S.A				286,489
240	Hafslund ASA, Class B Shares				1,977
100,182	Pepco Holdings, Inc.				1,893,440
178,707	Scottish and Southern Energy PLC				4,016,977
1,412,797	SP Ausnet				1,531,442
1,492,122	Spark Infrastructure Group				2,522,879
66,186	Transmissora Alianca de Energia Eletrica SA				2,399,640
69,594	Unitil Corp.				1,894,349
	Total Electric Utilities				14,929,076
	Gas Utilities – 1.1%
129,308	APA Group				635,782
4,104,535	Cityspring Infrastructure Trust				1,454,916
	Total Gas Utilities				2,090,698
	Industrial Conglomerates – 0.3%
421,000	NWS Holdings Limited				678,678
	Multi-Utilities – 9.9%
325,032	Centrica PLC				1,720,496
2,104,111	Duet Group				4,452,494
118,382	GDF Suez				2,647,006
213,996	Just Energy Group Inc.				2,335,650
117,168	National Grid PLC, Sponsored ADR				6,486,420
892,076	Vector Limited				2,107,154
	Total Multi-Utilities				19,749,220
	Oil, Gas & Consumable Fuels – 4.9%
101,193	Boardwalk Pipline Partners, LP				2,823,285
81,630	Enbridge Energy Partners LP				2,403,187
2,645	Enterprise Products Partnership LP				141,772
4,050	Holly Energy Partneres L.P				269,123
28,932	Pembina Pipeline Corporation				812,250
9,837	Spectra Energy Partners, LP				313,112
219,805	Veresen Inc.				2,881,992
	Total Oil, Gas & Consumable Fuels				9,644,721
	Real Estate Investment Trust – 27.6%
59,750	AmREIT Inc., Class B Shares				885,495
106,068	Campus Crest Communities Inc.				1,145,534
52,430	Colony Financial Inc.				1,021,336
91,473	CommonWealth REIT				1,331,847
9,214	Franklin Street Properties Corporation				101,999
45,720	Health Care REIT, Inc.				2,640,330
39,138	Healthcare Realty Trust, Inc.				902,131
20,739	Highwoods Properties, Inc.				676,506
34,943	Inland Real Estate Corporation				288,280
99,680	Kite Realty Group Trust				2,585,699
130,688	Liberty Property Trust				4,736,133
37,512	LTC Properties Inc.				1,194,757
1,601,093	Mapletree Logistics Trust				1,467,756
43,225	Medical Properties Trust Inc.				451,701
47,722	Mission West Properties Inc.				415,181
134,588	National Retail Properties, Inc.				4,104,934
213,575	Omega Healthcare Investors Inc.				4,854,560
1,316,345	Parkway Life REIT				2,129,192
79,619	Pebblebrook Hotel Trust				2,089,999
207,746	Ramco-Gershenson Properties Trust				2,603,057
2,378	Sabra Health Care REIT Inc.				47,584
69,966	Select Income REIT				1,722,563
137,747	Senior Housing Properties Trust				3,000,130
55,094	STAG Industrial Inc.				895,828
146,167	Starwood Property Trust Inc.				3,401,306
344,330	Summit Hotel Properties Inc.				2,940,578
83,520	Summit Hotel Properties Inc.				2,236,666
45,790	Sunstone Hotel Investors Inc.				1,180,008
10,880	Universal Health Realty Income Trust				500,262
139,543	Urstadt Biddle Properties Inc.				2,822,955
151,351	Westfield Realty Trust, WI/DD				453,720
	Total Real Estate Investment Trust				54,828,027
	Real Estate Management & Development – 1.3%
3,999,056	Ascendas India Trust, WI/DD				2,492,893
	Transportation Infrastructure – 5.0%
1,618	Abertis Infraestructuras S.A.				23,807
314,737	Auckland International Airport Limited				683,437
1,996,104	Hutchison Port Holdings Trust				1,447,175
1,484,841	Jiangsu Expressway Company Limited				1,244,700
463,119	Singapore Airport Terminal Services Limited				1,011,375
1,023,411	Sydney Airport				3,354,607
298,400	Transuburban Group				1,857,183
371,540	Zhejiang Expressway Company Limited				258,745
	Total Transportation Infrastructure				9,881,029
	Total Common Stocks (cost $113,368,254)				118,004,990

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 2.5% (1.8% of Total Investments)
	Electric Utilities – 0.9%
32,528	PPL Corporation	8.750%		N/A	$ 1,779,282
	Real Estate Investment Trust – 1.6%
61,188	Alexandria Real Estate Equities Inc., Series D, (3)	7.000%		N/A	1,663,548
29,983	Ramco-Gershenson Properties Trust	7.250%		N/A	1,533,031
	Total Real Estate Investment Trust				3,196,579
	Total Convertible Preferred Securities (cost $4,791,208)				4,975,861

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 35.6% (25.8% of Total Investments)
	Energy Equipment & Services — 1.6%
62,492	NextEra Energy Inc.	5.889%		BBB	$ 3,237,711
	Multi-Utilities – 0.9%
71,072	DTE Energy Company, WI/DD	5.250%		BBB-	1,799,010
	Real Estate Investment Trust – 30.5%
33,476	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	892,470
43,650	Apollo Commercial Real Estate Finance	8.625%		N/A	1,117,440
60,007	Brandywine Realty Trust, Series D	6.900%		Ba1	1,576,984
43,650	CBL & Associates Properties Inc., Series D	7.375%		N/A	1,105,218
71,065	CBL & Associates Properties Inc., WI/DD	6.625%		N/A	1,776,625
573	Cedar Shopping Centers Inc., Series A	8.875%		N/R	14,554
87,876	Cedar Shopping Centers Inc., Series B, (4)	7.250%		N/A	2,130,993
106,347	Chesapeake Lodging Trust	7.750%		N/A	2,755,451
80,012	Corporate Office Properties Trust, (4)	7.375%		N/A	2,061,909
30,947	Cousins Property Inc.	7.750%		N/A	786,054
48,127	Cousins Property Inc.	7.500%		N/A	1,212,800
50,334	CubeSmart	7.750%		Ba1	1,357,005
159,399	DDR Corporation	6.500%		Ba1	3,965,847
5,923	Dupont Fabros Technology	7.875%		Ba2	159,151
30,049	Excel Trust Inc.	8.125%		N/A	781,274
148,305	First Industrial Realty Trust, Inc., Series J	7.250%		B+	3,811,439
30,533	First Industrial Realty Trust, Inc., Series K	7.250%		B+	769,432
26,815	First Potomac Realty Trust	7.750%		N/R	692,631
24,933	Glimcher Realty Trust, Series G	8.125%		B2	626,816
137,623	Glimcher Realty Trust, Series H	7.500%		B2	3,513,515
77,734	Hersha Hospitality Trust	8.000%		N/A	2,012,533
27,964	Inland Real Estate Corporation	8.250%		N/R	740,207
127,069	Investors Real Estate Trust	7.950%		N/A	3,289,816
59,285	Kilroy Realty Corporation	6.875%		Ba1	1,541,410
65,050	Kilroy Realty Corporation	6.375%		Ba1	1,613,891
19,014	Lexington Realty Trust	7.550%		N/R	479,153
48,955	Monmouth Real Estate Investment Corp	7.875%		N/A	1,297,308
16,368	Pebblebrook Hotel Trust	7.875%		N/A	432,770
46,651	Penn Real Estate Investment Trust	8.250%		N/A	1,230,187
13,258	Post Properties, Inc., Series A	8.500%		BB+	821,996
2,073	Prologis Inc., Series M	6.750%		Baa3	51,846
29,217	Prologis Inc., Series S	6.750%		BB	731,886
158,429	SL Green Realty Corporation	6.500%		Ba2	3,963,894
41,840	Sunstone Hotel Investors Inc.	8.000%		N/R	1,050,184
199,198	Taubman Centers Incorporated., Series J	6.500%		N/R	5,099,469
112,978	Terreno Realty Corporation	7.750%		N/A	2,949,854
84,752	Weingarten Realty Trust, Preferred Securities	6.750%		Baa3	2,144,224
	Total Real Estate Investment Trust				60,558,236
	Real Estate Management & Development – 2.6%
213,890	Forest City Enterprises Inc.	7.375%		B-	5,186,833
	Total $25 Par (or similar) Preferred Securities (cost $69,118,360)				70,781,790

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 38.1% (27.4% of Total Investments)
	Building Products – 0.5%
$ 1,000	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	B1	$ 987,500
	Commercial Services & Supplies – 2.8%
1,720	ADS Waste Holdings Inc., 144A, WI/DD	8.250%	10/01/20	Caa1	1,754,400
2,025	Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	1,984,500
784	EnergySolutions Inc.	10.750%	8/15/18	B	715,400
1,000	Geo Group Inc.	6.625%	2/15/21	B+	1,070,000
5,529	Total Commercial Services & Supplies				5,524,300
	Communications Equipment – 1.1%
500	Goodman Networks Inc., 144A	12.375%	7/01/18	B+	535,000
1,530	IntelSat Jackson Holdings	7.250%	4/01/19	B	1,652,400
2,030	Total Communications Equipment				2,187,400
	Diversified Financial Services – 11.1%
4,160	Origin Energy Finance Limited	7.875%	6/16/71	Baa3	5,452,723
8,234	PHBS Limited	6.625%		N/A	8,198,841
5,675	Royal Capital BV	8.375%	11/05/61	N/A	6,084,565
988	SinOceanic II ASA, 144A	10.000%	2/17/15	N/R	972,792
1,000	Tennet Holding BV	6.655%	6/01/61	BBB	1,352,528
20,057	Total Diversified Financial Services				22,061,449
	Energy Equipment & Services – 0.5%
375	Energy Transfer Equity LP	7.500%	10/15/20	BB	425,625
500	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	531,250
875	Total Energy Equipment & Services				956,875
	Gas Utilities – 1.4%
1,750	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,868,125
886	Suburban Propane Partners LP	7.500%	10/01/18	BB-	948,020
2,636	Total Gas Utilities				2,816,145
	Health Care Providers & Services – 3.7%
950	Acadia Healthcare	12.875%	11/01/18	B-	1,113,875
1,700	Health Management Associates, 144A	7.375%	1/15/20	BB-	1,844,500
900	HealthSouth Corporation	7.750%	9/15/22	BB-	983,250
2,125	Kindred Healthcare Inc.	8.250%	6/01/19	B-	2,066,563
1,325	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	1,351,500
7,000	Total Health Care Providers & Services				7,359,688
	Household Durables – 0.8%
1,675	Desarrolla Homex S.A.B. de CV, 144A	9.750%	3/25/20	Ba3	1,708,500
	Independent Power Producers & Energy Traders – 2.8%
1,575	Calpine Corporation, 144A	7.875%	1/15/23	BB	1,740,375
1,345	Mirant Americas Generation LLC	8.500%	10/01/21	BB	1,462,688
2,110	NRG Energy Inc.	7.875%	5/15/21	BB	2,294,625
5,030	Total Independent Power Producers & Energy Traders				5,497,688
	IT Services – 1.2%
2,125	Zayo Escrow Corporation	8.125%	1/01/20	B1	2,321,563
	Marine – 0.9%
1,850	Navios Maritime Acquisition Corporation	8.625%	11/01/17	B	1,762,125
	Metals & Mining – 0.7%
1,600	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	1,360,000
	Multi-Utilities – 1.1%
880	RWE AG	7.000%	10/12/72	Baa2	915,200
800	RWE AG	7.000%	3/20/49	Baa2	1,356,431
1,680	Total Multi-Utilities				2,271,631
	Oil, Gas & Consumable Fuels – 5.9%
2,670	Crosstex Energy Finance	8.875%	2/15/18	B+	2,856,900
1,730	Holly Energy Partners LP, 144A	6.500%	3/01/20	BB-	1,816,500
1,750	Niska Gas Storage	8.875%	3/15/18	B+	1,806,875
1,560	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	1,638,000
1,250	Sabine Pass LNG LP	7.500%	11/30/16	BB+	1,350,000
800	Tesoro Logistics LP Finance Corporation, 144A	5.875%	10/01/20	BB-	820,000
1,300	United Refining Inc., 144A	10.500%	2/28/18	B	1,426,750
11,060	Total Oil, Gas & Consumable Fuels				11,715,025
	Road & Rail – 1.3%
2,526	Inversiones Alsacia SA, 144A	8.000%	8/18/18	Ba2	2,592,119
	Transportation Infrastructure – 1.9%
3,550	Eurogate GmbH	6.750%	5/28/67	N/A	3,900,446
	Wireless Telecommunication Services – 0.4%
750	SBA Communications Corporation, 144A	5.625%	10/01/19	B2	763,124
$ 70,973	Total Corporate Bonds (cost $73,735,902)				75,785,578

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 1.6% (1.1% of Total Investments)
	Electric Utilities – 1.6%
$ 1,260	First Philipine Holdings Corporation	8.723%	7/31/58	N/R	$ 3,096,009
	Total Capital Preferred Securities (cost $3,163,552)				3,096,009

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 1.5% (1.1% of Total Investments)
	Repurchase Agreements – 1.5%
$ 2,953	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $2,952,764, collateralized by $2,220,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $3,018,310	0.010%	10/01/12		$ 2,952,762
	Total Short-Term Investments (cost $2,952,762)				2,952,762
	Total Investments (cost $267,130,038) – 138.7%				275,596,990
	Borrowings – (39.2)% (5), (6)				(78,000,000)
	Other Assets Less Liabilities – 0.5%				1,140,256
	Net Assets – 100%				$198,737,246

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1		Level 2	Level 3	Total
	Long-Term Investments*:
	Common Stocks	$118,004,990	$ –	$–	$118,004,990
	Convertible Preferred Securities	3,312,313	1,663,548	–	4,975,861
	$25 Par (or similar) Preferred Securities	70,781,790	–	–	70,781,790
	Corporate Bonds	–	75,785,578	–	75,785,578
	Capital Preferred Securities	3,096,009	–	–	3,096,009
	Short-Term Investments:
	Repurchase Agreements	–	2,952,762	–	2,952,762
	Total	$195,195,102	$80,401,888	$–	$275,596,990

* Refer to the Fund’s Portfolio of Investments for industry classifications and a breakdown of Convertible Preferred Securities classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At September 30, 2012, the cost of investments was $267,175,528.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 9,931,723
Depreciation	(1,510,261)

Net unrealized appreciation (depreciation) of investments	$ 8,421,462

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, Convertible Preferred Security categorized as Level 2.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	Borrowings as a percentage of Total Investments is 28.3%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2012, investments with a value of $132,091,427 have been pledged as collateral for Borrowings.

N/A	Not applicable.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012